Related Parties (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Personnel Compensation

Key management personnel compensation comprised:

	For the year ended March 31
Transactions	2024	2025	2026
Short-term employee benefits	1,937	1,878	2,699
Post-employment benefits	129	80	277
Other long-term benefits	10	6	13
Share based payment	11,425	8,130	3,058
Legal and professional	84	152	150
Total	13,585	10,246	6,197

	As at March 31
Balance Outstanding	2025	2026
Employee related payables	608	645
Accrued expenses	107	151

Summary of Transactions with Entity Providing Key Management Personnel Services	(B) Entity providing key management personnel services:

	For the year ended March 31
Transactions	2024	2025	2026
Key management personnel services	7	8	20
Consultancy services	25	59	46

Trip.com and its Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party
(C)
Entity (and its subsidiaries) of which the Company is an associate:

	For the year ended March 31
Transactions	2024	2025	2026
Gross amount billed by Company for air ticketing	1,538	4,899	4,512
Gross amount charged for procurement of air ticketing	96,996	78,372	72,227
Gross amount billed by Company for hotels and packages	3,005	14,758	32,009
Gross amount charged for procurement of hotels and packages	16,595	31,401	25,129
Commission received	51	287	789
Commission paid	402	1,530	3,786
Marketing alliances	180	1,736	1,071
Other operating expenses	5,268	7,560	8,679
Advance given	—	596	5,998
Advance given received back	—	596	5,998
Interest received on advance given	—	—	11
Repurchase of shares (refer note 26)	—	—	3,038,817

	As at March 31
Balance Outstanding	2025	2026
Trade and other receivables	2,762	6,379
Trade payables	5,965	1,853
Advance to suppliers	171	65

Saaranya Hospitality Technologies Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2024	2025	2026
Repayment of loan given	24	24	—
Interest income	2	2	—

PasajeBus SpA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2024	2025	2026
Ancillary services	150	—	—

	As at March 31
Balance Outstanding	2025	2026
Trade and other receivables	19	—

Savaari Car Rentals Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee

	For the year ended March 31
Transactions	2024	2025	2026

Other travel services - purchase for car bookings^	493	—	—
Commission received	43	—	—

^represents gross amount booked/charged for the car bookings